UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2015


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2015


[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA SMALL CAP STOCK FUND]

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         SEMIANNUAL REPORT
         USAA SMALL CAP STOCK FUND
         FUND SHARES o INSTITUTIONAL SHARES
         JANUARY 31, 2015

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

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PRESIDENT'S MESSAGE

"...WE BELIEVE THAT IT IS IMPORTANT FOR INVESTORS
TO FOCUS LESS ON WHAT'S HAPPENING DAY-TO-DAY IN     [PHOTO OF BROOKS ENGLEHARDT]
THE FINANCIAL MARKETS AND MORE ON THEIR OWN
FINANCIAL WELL-BEING."

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MARCH 2015

The United States was the place to be during the six-month reporting period ended January 31, 2015. Those investors who concentrated their investments in U.S. stocks and/or longer-term U.S. Treasury securities were fortuitously positioned, as these asset classes generally outperformed all other market segments. U.S. equities recorded strong gains, surpassing developed equities markets and emerging markets equities, both of which declined during the reporting period. Among U.S. stocks, growth-oriented names outperformed their value counterparts, while mid-cap stocks outpaced small-cap and large-cap stocks. Meanwhile, yields on longer-term U.S. Treasuries trended down, driving up bond prices. (Bond prices move in the opposite direction of interest rates.) Though yields were near historic lows during the period, they still remained the highest among developed nations. U.S. Treasuries also benefited from their perceived status as high-quality, safe-haven investments.

What circumstances produced these results? At USAA Investments, we believe a series of interconnected factors were at work, all of which were still in place at the end of the reporting period. These factors include:

o SLOWING INTERNATIONAL GROWTH. U.S. economic conditions improved during the reporting period, but most other countries struggled with economic weakness. The economy of continental Europe was stagnant, with some countries falling into recession, while Japan's government continued to attempt to jumpstart its sluggish economy. China's economy weakened, growing at its slowest pace in more than 24 years. At the same time, a sharp drop in commodities and energy prices weighed on emerging markets economies. Although economic divergence is likely to continue for a time, we do not believe it is likely to endure over the long term. We believe that eventually, either the global economy will rebound or else global economic weakness will dampen U.S. economic growth.

o DIVERGENT MONETARY POLICIES. Reflecting the disparity between international and U.S. economic growth, the monetary policies of the world's central banks diverged. In the United States, the Federal Reserve ended its quantitative easing asset purchases and signaled its willingness--should the data support

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

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   it--to raise short-term interest rates. Elsewhere, central banks continued to cut rates and increase monetary stimulus to support their faltering economies.

o STRONGER U.S. DOLLAR. The divergence in monetary policies, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. During the reporting period, the U.S. dollar strengthened, appreciating significantly compared to most other global currencies. In response, some countries devalued their currencies as an attempt to make their exports cheaper to foreign buyers, and therefore to boost economic growth.

o DECREASING INFLATION. Slowing international growth, divergent global monetary policies, and currency movements combined to reduce inflation expectations. The drop in energy prices was a prime example. Oil prices fell nearly 50% during 2014. Lower oil prices do have some advantages--automobile owners have more money to spend on other things--but extended periods of low inflation can lead to economic stagnation, cause consumers to postpone spending, and put pressure on corporate profit margins.

In this economic environment we believe that it is important for investors to focus less on what's happening day-to-day in the financial markets and more on their own financial well-being. As I write to you, tax season is upon us. You may be preparing to make contributions to your IRA. You may also consider setting near term goals, such as reviewing your investment strategy to make sure it still suits your objectives, time horizon, and tolerance for risk. If you'd like assistance, please call one of our financial advisors. They would be happy to help.

Looking ahead, it is too soon to identify a dominant market trend for 2015. However, we believe investors are likely to focus on higher asset quality as long as the financial markets continue to grapple with the implications of slowing global growth, divergent monetary policy, a stronger U.S. dollar, and lower oil prices. On behalf of everyone here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Emerging Market countries are less diverse and mature than other countries and tend to be politically less stable. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        24

    Financial Statements                                                     26

    Notes to Financial Statements                                            29

EXPENSE EXAMPLE                                                              44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

202734-0315

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

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FUND OBJECTIVE

THE USAA SMALL CAP STOCK FUND (THE FUND) SEEKS LONG-TERM GROWTH OF CAPITAL.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of companies with small market capitalizations. This 80% policy may be changed upon at least 60 days' written notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company, LLP          Granahan Investment Management, Inc.

    TIMOTHY J. McCORMACK, CFA                      GARY C. HATTON, CFA
    SHAUN F. PEDERSEN                              JANE M. WHITE
                                                   JOHN V. SCHNEIDER, CFA
Cambiar Investors, LLC                             JENNIFER M. PAWLOSKI
                                                   ANDREW L. BEJA, CFA
    BRIAN M. BARISH, CFA
    ANDREW P. BAUMBUSCH
    JEFFREY H. SUSMAN
    MARIA MENDELSBERG, CFA
    ANNA A. ALDRICH, CFA

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o   HOW DID THE SMALL-CAP MARKET PERFORM DURING THE REPORTING PERIOD?

    Small-capitalization stocks as represented by the Russell 2000(R) Index (the Index) rebounded sharply in the fourth quarter of 2014, following a significant correction during the third quarter. The fourth quarter's strong rally allowed small-cap stocks to finish 2014 with a positive return. In general, equities advanced broadly across sectors with the notable exception of energy stocks, which offset gains in other sectors. Six of the ten sectors in the Index posted positive returns for the six-month reporting period: Utilities, health care, and consumer staples were the top-performing segments, while energy, telecommunication services, and materials lagged.

o HOW DID THE USAA SMALL CAP STOCK FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Institutional Shares. For the six-month reporting period ended January 31, 2015, the Fund

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2  | USAA SMALL CAP STOCK FUND

================================================================================

    Shares and Institutional Shares had total returns of 2.82% and 2.91%, respectively. This compares to returns of 4.72% for the Russell 2000 Index (the Index), 4.63% for the S&P SmallCap 600(R) Index, and 2.37% for the Lipper Small-Cap Core Funds Index.

    USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadvisers. Wellington Management Company, LLP (Wellington Management), Cambiar Investors, LLC (Cambiar), and Granahan Investment Management, Inc.
    (GIMI) are subadvisers to the Fund. The subadvisers each provide day-to-day discretionary management for a portion of the Fund's assets.

o HOW DID WELLINGTON MANAGEMENT'S PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

    The portion of the Fund managed by Wellington Management outperformed the Index over the six-month reporting period. Outperformance was driven entirely by security selection, primarily in the industrials, energy, and consumer discretionary sectors. Partially offsetting these positive contributors was weak security selection in the financials, materials, and health care sectors. Sector allocation, a residual of Wellington Management's stock-by-stock selection process, detracted from relative return, driven by underweights to the financials and utilities sectors. Top individual contributors during the period included Helen of Troy, Ltd., G&K Services, Inc. "A", and ICU Medical, Inc. Fund holdings in Koppers Holdings, Inc., Ascena Retail Group, Inc., and Allscripts Healthcare Solutions, Inc. detracted the most from relative performance.

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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o   HOW DID CAMBIAR'S PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

    The portion of the Fund managed by Cambiar lagged the Index over the six-month reporting period. Underperformance was mainly attributable to energy holdings and a lack of exposure to yield-oriented stocks--primarily utilities and REITs. Fund holdings in the materials, health care, and consumer discretionary sectors contributed positively to relative performance. The portion of the Fund managed by Cambiar benefited from an overweight allocation to health care, the top-performing sector in the Index.

o   HOW DID GIMI's PORTION OF THE FUND PERFORM DURING THE PERIOD?

    The growth-oriented portion of the Fund managed by GIMI outperformed the Index for the reporting period, largely due to an underweight of the poor-performing energy sector. With respect to stock selection, GIMI's strongest returns came from the Fund's holdings in health care pioneer biotechnology companies, where performance also was boosted by three companies that were the target of announced mergers: Durata Therapeutics, Inc.*, Sp. Auxillium Pharmaceuticals, Inc.*, and Prosensa Holdings N.V. Lower energy prices helped the portfolio's holdings in the materials sector, resulting in a positive contribution. Conversely, stock selection in the producer durable sector detracted from performance due to several special situation holdings that were negatively affected by lower oil prices. Stock selection also detracted from performance within consumer discretionary, particularly special situation holdings Deckers Outdoor Corp., Cros, Inc., and TiVo, Inc.

    Thank you for your continued investment in the Fund.

    *Durata Therapeutics, Inc. and Sp. Auxillium Pharmaceuticals, Inc. were sold out of the Fund prior to January 31, 2015.

    Small-cap investing is subject to the risk that small-cap companies may be more vulnerable to adverse business or economic developments. Such securities may be less liquid and more volatile. o Investing in REITs has some of the same risks associated with the direct ownership of real estate.
    o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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4  | USAA SMALL CAP STOCK FUND

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INVESTMENT OVERVIEW

USAA SMALL CAP STOCK FUND SHARES (FUND SHARES)
(Ticker Symbol: USCAX)


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                                        1/31/15                     7/31/14
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Net Assets                          $736.0 Million               $709.8 Million
Net Asset Value Per Share               $16.66                      $18.14


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                 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
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  7/31/14 - 1/31/15*            1 YEAR            5 YEARS            10 YEARS

        2.82%                   2.03%             14.59%               7.26%


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                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
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  1 YEAR                               5 YEARS                       10 YEARS

   2.67%                               15.16%                          7.43%


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                          EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------

                                        1.15%


                (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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                                                        INVESTMENT OVERVIEW |  5

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                   LIPPER SMALL-     USAA SMALL CAP
               S&P SMALLCAP      RUSSELL 2000     CAP CORE FUNDS       STOCK FUND
                600 INDEX           INDEX             INDEX              SHARES
 1/31/2005      $10,000.00        $10,000.00         $10,000.00        $10,000.00
 2/28/2005       10,286.66         10,169.38          10,233.64         10,279.88
 3/31/2005       10,020.35          9,878.27           9,975.96         10,068.08
 4/30/2005        9,460.68          9,312.55           9,437.28          9,576.40
 5/31/2005       10,087.26          9,922.07           9,943.04         10,158.85
 6/30/2005       10,415.24         10,304.77          10,281.91         10,665.66
 7/31/2005       11,042.25         10,957.63          10,892.96         11,195.16
 8/31/2005       10,879.45         10,754.47          10,792.30         10,960.67
 9/30/2005       10,975.22         10,788.21          10,895.26         11,089.26
10/31/2005       10,631.67         10,453.24          10,560.79         10,642.97
11/30/2005       11,119.91         10,960.70          11,043.38         11,081.69
12/31/2005       11,017.52         10,910.61          11,076.89         11,081.76
 1/31/2006       11,939.87         11,888.98          11,920.89         11,677.03
 2/28/2006       11,850.43         11,856.25          11,842.08         11,652.56
 3/31/2006       12,431.89         12,431.48          12,363.69         12,109.21
 4/30/2006       12,430.76         12,429.46          12,456.60         12,207.06
 5/31/2006       11,863.09         11,731.42          11,855.31         11,587.33
 6/30/2006       11,865.32         11,806.84          11,774.75         11,677.03
 7/31/2006       11,457.66         11,422.67          11,374.87         11,407.93
 8/31/2006       11,654.96         11,760.86          11,599.90         11,595.48
 9/30/2006       11,760.91         11,858.78          11,654.09         11,774.88
10/31/2006       12,343.24         12,541.57          12,217.90         12,345.68
11/30/2006       12,685.15         12,871.48          12,574.14         12,794.17
12/31/2006       12,683.25         12,914.58          12,594.47         12,779.58
 1/31/2007       12,944.37         13,130.70          12,819.50         13,082.62
 2/28/2007       12,874.11         13,026.51          12,848.32         13,108.60
 3/31/2007       13,089.96         13,165.96          12,989.90         13,385.66
 4/30/2007       13,381.75         13,402.45          13,360.60         13,757.97
 5/31/2007       13,997.77         13,952.04          13,937.29         14,355.39
 6/30/2007       13,768.53         13,747.27          13,796.28         14,130.27
 7/31/2007       13,073.71         12,807.03          13,073.29         13,238.47
 8/31/2007       13,318.76         13,097.31          13,123.98         13,428.95
 9/30/2007       13,517.26         13,322.12          13,404.09         13,558.83
10/31/2007       13,768.73         13,704.34          13,728.23         13,835.89
11/30/2007       12,746.85         12,720.29          12,808.49         12,822.87
12/31/2007       12,645.64         12,712.35          12,836.64         12,678.38
 1/31/2008       12,027.20         11,845.44          11,987.34         11,849.85
 2/29/2008       11,656.81         11,406.37          11,757.81         11,397.05
 3/31/2008       11,701.94         11,454.15          11,657.00         11,233.27
 4/30/2008       12,171.59         11,933.74          12,220.61         11,811.31
 5/31/2008       12,709.23         12,481.93          12,824.45         12,360.45
 6/30/2008       11,749.07         11,520.98          11,933.50         11,522.29
 7/31/2008       11,991.60         11,947.33          11,965.27         11,628.27
 8/31/2008       12,492.49         12,379.15          12,241.03         11,888.39
 9/30/2008       11,648.62         11,392.77          11,097.55         10,857.55
10/31/2008        9,301.75          9,022.74           8,731.47          8,709.16
11/30/2008        8,214.99          7,955.47           7,821.21          7,620.51
12/31/2008        8,716.18          8,417.21           8,268.42          8,102.30
 1/31/2009        7,609.19          7,481.04           7,522.67          7,224.55
 2/28/2009        6,698.04          6,571.92           6,717.89          6,481.84
 3/31/2009        7,248.24          7,158.57           7,321.81          7,099.16
 4/30/2009        8,513.55          8,265.16           8,478.14          8,034.78
 5/31/2009        8,650.75          8,514.35           8,873.68          8,246.99
 6/30/2009        8,774.88          8,639.41           8,949.15          8,343.44
 7/31/2009        9,680.92          9,471.47           9,739.33          9,153.67
 8/31/2009        9,902.44          9,743.06          10,038.16          9,414.11
 9/30/2009       10,412.17         10,305.01          10,643.19          9,925.32
10/31/2009        9,819.06          9,605.35          10,057.66          9,452.69
11/30/2009       10,075.26          9,906.87          10,406.13          9,713.12
12/31/2009       10,944.89         10,704.32          11,120.82         10,378.67
 1/31/2010       10,574.53         10,310.27          10,725.09         10,205.04
 2/28/2010       11,028.89         10,774.71          11,208.41         10,552.29
 3/31/2010       11,887.09         11,651.65          11,969.81         11,352.87
 4/30/2010       12,582.28         12,311.06          12,568.81         11,873.73
 5/31/2010       11,673.90         11,377.23          11,650.79         11,131.02
 6/30/2010       10,848.86         10,495.56          10,888.31         10,378.67
 7/31/2010       11,536.90         11,216.81          11,583.52         11,005.63
 8/31/2010       10,675.69         10,386.34          10,897.08         10,233.98
 9/30/2010       11,892.73         11,680.44          12,114.62         11,410.74
10/31/2010       12,398.77         12,158.42          12,551.83         11,893.02
11/30/2010       12,840.71         12,580.00          12,977.58         12,346.37
12/31/2010       13,824.25         13,578.95          13,979.63         13,234.56
 1/31/2011       13,845.23         13,543.96          13,991.31         13,186.26
 2/28/2011       14,455.43         14,286.73          14,684.94         13,756.22
 3/31/2011       14,890.38         14,656.98          15,048.58         14,123.31
 4/30/2011       15,277.39         15,044.02          15,416.44         14,615.98
 5/31/2011       15,139.75         14,761.96          15,128.98         14,364.81
 6/30/2011       14,865.96         14,421.61          14,843.10         14,123.31
 7/31/2011       14,388.98         13,900.34          14,395.19         13,688.60
 8/31/2011       13,284.97         12,690.98          13,286.85         12,529.36
 9/30/2011       11,918.08         11,268.29          11,807.09         11,099.64
10/31/2011       13,705.29         12,973.84          13,537.07         12,848.15
11/30/2011       13,791.85         12,926.55          13,485.93         12,848.15
12/31/2011       13,964.69         13,011.94          13,447.40         12,950.09
 1/31/2012       14,883.29         13,931.24          14,346.46         13,810.20
 2/29/2012       15,198.12         14,264.65          14,782.09         14,090.47
 3/31/2012       15,638.71         14,630.14          15,050.17         14,409.39
 4/30/2012       15,441.37         14,404.15          14,891.29         14,158.12
 5/31/2012       14,473.13         13,450.75          13,861.51         13,182.03
 6/30/2012       15,078.63         14,121.94          14,287.02         13,781.21
 7/31/2012       14,963.09         13,926.79          14,226.92         13,674.91
 8/31/2012       15,530.01         14,391.21          14,696.17         14,013.15
 9/30/2012       15,892.23         14,863.79          15,120.19         14,419.05
10/31/2012       15,569.58         14,541.32          14,950.42         14,119.46
11/30/2012       15,725.00         14,618.58          15,123.36         14,322.41
12/31/2012       16,244.47         15,139.37          15,590.54         14,872.85
 1/31/2013       17,183.17         16,086.99          16,525.19         15,751.79
 2/28/2013       17,425.04         16,264.44          16,712.78         15,959.18
 3/31/2013       18,163.13         17,015.43          17,437.84         16,581.35
 4/30/2013       18,114.84         16,952.91          17,345.03         16,314.70
 5/31/2013       18,902.42         17,630.49          17,986.27         17,094.88
 6/30/2013       18,874.85         17,540.29          17,842.96         17,035.63
 7/31/2013       20,166.76         18,767.82          18,989.63         18,042.95
 8/31/2013       19,675.46         18,171.71          18,421.57         17,519.54
 9/30/2013       20,900.57         19,331.13          19,506.09         18,526.86
10/31/2013       21,654.57         19,817.23          20,126.51         19,208.29
11/30/2013       22,628.08         20,611.20          20,837.92         19,998.35
12/31/2013       22,955.58         21,016.83          21,222.65         20,473.49
 1/31/2014       22,070.22         20,435.08          20,459.31         19,760.05
 2/28/2014       23,053.82         21,397.80          21,392.02         20,538.35
 3/31/2014       23,214.74         21,251.95          21,481.76         20,592.40
 4/30/2014       22,566.80         20,427.78          20,939.03         19,781.67
 5/31/2014       22,627.72         20,591.47          21,072.79         19,900.58
 6/30/2014       23,694.55         21,687.08          22,034.87         20,722.11
 7/31/2014       22,392.62         20,374.38          20,804.19         19,608.72
 8/31/2014       23,354.38         21,384.66          21,716.58         20,430.25
 9/30/2014       22,100.77         20,091.00          20,515.95         19,403.33
10/31/2014       23,667.29         21,415.39          21,637.90         20,419.44
11/30/2014       23,602.24         21,434.58          21,668.53         20,549.16
12/31/2014       24,276.71         22,045.47          22,091.45         21,020.10
 1/31/2015       23,428.35         21,336.35          21,297.22         20,160.90

                                   [END CHART]

                          Data from 1/31/05 to 1/31/15.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

6  | USAA SMALL CAP STOCK FUND

================================================================================

The graph on page 6 illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund Shares to the following benchmarks:

o The unmanaged S&P SmallCap 600 Index is a market-value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

o The unmanaged Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

o The unmanaged Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA SMALL CAP STOCK FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UISCX)


--------------------------------------------------------------------------------
                                          1/31/15                   7/31/14
--------------------------------------------------------------------------------

Net Assets                            $632.7 Million             $661.9 Million
Net Asset Value Per Share                $16.76                     $18.24


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------

7/31/14 - 1/31/15*     1 YEAR        5 YEARS         SINCE INCEPTION 8/01/08

     2.91%              2.13%         14.97%                   9.15%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
1 YEAR                    5 YEARS                    SINCE INCEPTION 8/01/08

 2.77%                    15.54%                               9.99%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------

                                      1.00%


               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

8  | USAA SMALL CAP STOCK FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                  LIPPER SMALL-CAP     USAA SMALL
                S&P SMALLCAP     RUSSELL 2000       CORE FUNDS      CAP STOCK FUND
                 600 INDEX          INDEX            INDEX        INSTITUTIONAL SHARES
07/31/2008       $10,000.00       $10,000.00       $10,000.00        $10,000.00
08/31/2008        10,417.70        10,361.44        10,230.47         10,198.35
09/30/2008         9,713.98         9,535.84         9,274.80          9,314.05
10/31/2008         7,756.89         7,552.10         7,297.35          7,471.07
11/30/2008         6,850.62         6,658.79         6,536.60          6,537.19
12/31/2008         7,268.57         7,045.27         6,910.35          6,952.86
01/31/2009         6,345.43         6,261.69         6,287.09          6,197.84
02/28/2009         5,585.61         5,500.74         5,614.49          5,558.97
03/31/2009         6,044.43         5,991.78         6,119.22          6,098.28
04/30/2009         7,099.59         6,918.00         7,085.63          6,903.08
05/31/2009         7,214.01         7,125.92         7,416.20          7,093.91
06/30/2009         7,317.52         7,231.25         7,479.27          7,168.59
07/31/2009         8,073.09         7,927.69         8,139.67          7,882.13
08/31/2009         8,257.82         8,155.02         8,389.42          8,106.14
09/30/2009         8,682.88         8,625.37         8,895.07          8,545.88
10/31/2009         8,188.28         8,039.75         8,405.72          8,139.33
11/30/2009         8,401.93         8,292.13         8,696.95          8,371.65
12/31/2009         9,127.13         8,959.59         9,294.25          8,944.14
01/31/2010         8,818.28         8,629.78         8,963.52          8,794.79
02/28/2010         9,197.18         9,018.51         9,367.46          9,101.78
03/31/2010         9,912.84         9,752.52        10,003.80          9,790.43
04/30/2010        10,492.57        10,304.45        10,504.41         10,246.76
05/31/2010         9,735.06         9,522.83         9,737.17          9,607.90
06/30/2010         9,047.05         8,784.87         9,099.93          8,969.03
07/31/2010         9,620.82         9,388.55         9,680.95          9,508.33
08/31/2010         8,902.64         8,693.45         9,107.26          8,852.87
09/30/2010         9,917.55         9,776.62        10,124.83          9,865.10
10/31/2010        10,339.55        10,176.69        10,490.22         10,288.25
11/30/2010        10,708.09        10,529.55        10,846.05         10,678.21
12/31/2010        11,528.28        11,365.68        11,683.51         11,458.87
01/31/2011        11,545.77        11,336.40        11,693.27         11,417.17
02/28/2011        12,054.63        11,958.10        12,272.98         11,917.56
03/31/2011        12,417.35        12,268.01        12,576.89         12,234.47
04/30/2011        12,740.08        12,591.96        12,884.33         12,659.80
05/31/2011        12,625.30        12,355.87        12,644.08         12,451.30
06/30/2011        12,396.98        12,071.00        12,405.16         12,242.81
07/31/2011        11,999.22        11,634.69        12,030.82         11,867.52
08/31/2011        11,078.56        10,622.44        11,104.52         10,866.74
09/30/2011         9,938.69         9,431.65         9,867.80          9,632.45
10/31/2011        11,429.08        10,859.20        11,313.64         11,158.63
11/30/2011        11,501.26        10,819.62        11,270.90         11,158.63
12/31/2011        11,645.40        10,891.09        11,238.70         11,245.92
01/31/2012        12,411.43        11,660.56        11,990.09         11,999.56
02/29/2012        12,673.97        11,939.62        12,354.17         12,242.40
03/31/2012        13,041.39        12,245.54        12,578.22         12,527.10
04/30/2012        12,876.83        12,056.39        12,445.43         12,309.39
05/31/2012        12,069.39        11,258.38        11,584.79         11,463.64
06/30/2012        12,574.33        11,820.17        11,940.41         12,024.68
07/31/2012        12,477.98        11,656.83        11,890.18         11,924.20
08/31/2012        12,950.74        12,045.55        12,282.37         12,225.65
09/30/2012        13,252.80        12,441.10        12,636.74         12,585.72
10/31/2012        12,983.74        12,171.20        12,494.86         12,326.13
11/30/2012        13,113.34        12,235.86        12,639.38         12,510.36
12/31/2012        13,546.54        12,671.77        13,029.83         12,989.56
01/31/2013        14,329.34        13,464.93        13,810.97         13,755.17
02/28/2013        14,531.04        13,613.46        13,967.75         13,935.81
03/31/2013        15,146.54        14,242.05        14,573.72         14,486.37
04/30/2013        15,106.28        14,189.71        14,496.16         14,262.70
05/31/2013        15,763.05        14,756.85        15,032.07         14,942.29
06/30/2013        15,740.06        14,681.36        14,912.30         14,890.68
07/31/2013        16,817.41        15,708.81        15,870.64         15,776.72
08/31/2013        16,407.70        15,209.86        15,395.88         15,320.79
09/30/2013        17,429.34        16,180.30        16,302.27         16,206.84
10/31/2013        18,058.11        16,587.18        16,820.79         16,800.40
11/30/2013        18,869.94        17,251.73        17,415.35         17,497.19
12/31/2013        19,143.05        17,591.24        17,736.89         17,920.25
01/31/2014        18,404.73        17,104.32        17,098.92         17,299.06
02/28/2014        19,224.97        17,910.12        17,878.44         17,976.72
03/31/2014        19,359.16        17,788.04        17,953.44         18,023.78
04/30/2014        18,818.84        17,098.21        17,499.85         17,317.89
05/31/2014        18,869.64        17,235.21        17,611.64         17,421.42
06/30/2014        19,759.29        18,152.25        18,415.70         18,146.13
07/31/2014        18,673.58        17,053.51        17,387.15         17,167.30
08/31/2014        19,475.61        17,899.12        18,149.69         17,892.01
09/30/2014        18,430.21        16,816.32        17,146.26         16,997.88
10/31/2014        19,736.55        17,924.84        18,083.93         17,892.01
11/30/2014        19,682.30        17,940.91        18,109.53         18,004.95
12/31/2014        20,244.76        18,452.22        18,462.99         18,416.04
01/31/2015        19,537.30        17,858.69        17,799.21         17,667.58

                                   [END CHART]

                         Data from 7/31/08 to 1/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund Institutional Shares to the Fund's benchmarks listed above (see page 7 for benchmark definitions).

*The performance of the Russell 2000 Index, the S&P SmallCap 600 Index, and Lipper Small-Cap Core Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                          o TOP 10 HOLDINGS - 1/31/15 o
                                (% of Net Assets)

Belden, Inc. ............................................................... 1.6%
Diebold, Inc. .............................................................. 1.3%
Haemonetics Corp. .......................................................... 1.3%
Helen of Troy Ltd. ......................................................... 1.2%
Charles River Laboratories International, Inc. ............................. 1.2%
G & K Services, Inc. "A" ................................................... 1.1%
Mueller Industries, Inc. ................................................... 1.1%
Scotts Miracle-Gro Co. "A" ................................................. 0.9%
Cubic Corp. ................................................................ 0.9%
United Stationers, Inc. .................................................... 0.9%

                         o ASSET ALLOCATION - 1/31/15 o

                   [PIE CHART OF ASSET ALLOCATION - 1/31/15]

INFORMATION TECHNOLOGY                                                      19.0%
CONSUMER DISCRETIONARY                                                      13.6%
INDUSTRIALS                                                                 18.3%
FINANCIALS                                                                  15.6%
HEALTH CARE                                                                 13.3%
ENERGY                                                                       4.1%
MATERIALS                                                                    5.8%
MONEY MARKET INSTRUMENTS                                                     5.7%
CONSUMER STAPLES                                                             3.1%
UTILITIES                                                                    1.3%
TELECOMMUNICATION SERVICES                                                   0.7%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 11-23.

================================================================================

10  | USAA SMALL CAP STOCK FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (94.8%)

              COMMON STOCKS (94.8%)

              CONSUMER DISCRETIONARY (13.6%)
              ------------------------------
              APPAREL RETAIL (4.6%)
      745,800  Ascena Retail Group, Inc.*                                                    $     8,621
     188,000  Buckle, Inc.                                                                         9,549
     223,664  Cato Corp. "A"                                                                       9,483
     482,000  Express, Inc.*                                                                       6,305
     328,000  Finish Line, Inc. "A"                                                                7,741
     206,500  Francesca's Holdings Corp.*                                                          3,275
     136,000  Genesco, Inc.*                                                                       9,717
     397,850  Stage Stores, Inc.                                                                   7,957
                                                                                            ------------
                                                                                                  62,648
                                                                                            ------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
      33,200  Oxford Industries, Inc.                                                              1,857
                                                                                            ------------
              AUTO PARTS & EQUIPMENT (0.4%)
      63,210  Gentherm, Inc.*                                                                      2,325
     294,600  Modine Manufacturing Co.*                                                            3,591
                                                                                            ------------
                                                                                                   5,916
                                                                                            ------------
              AUTOMOTIVE RETAIL (0.7%)
     121,000  Group 1 Automotive, Inc.                                                             9,727
       2,322  Lithia Motors, Inc. "A"                                                                197
                                                                                            ------------
                                                                                                   9,924
                                                                                            ------------
              CASINOS & GAMING (0.2%)
      39,300  Boyd Gaming Corp.*                                                                     513
      26,800  Churchill Downs, Inc.                                                                2,546
                                                                                            ------------
                                                                                                   3,059
                                                                                            ------------
              CONSUMER ELECTRONICS (0.0%)
      43,007  Skullcandy, Inc.*                                                                      431
                                                                                            ------------
              EDUCATION SERVICES (0.2%)
      22,276  2U, Inc.*                                                                              396
      33,850  Grand Canyon Education, Inc.*                                                        1,484
                                                                                            ------------
                                                                                                   1,880
                                                                                            ------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              FOOTWEAR (0.2%)
     145,086  Crocs, Inc.*                                                                  $      1,538
      24,900  Deckers Outdoor Corp.*                                                               1,645
                                                                                            ------------
                                                                                                   3,183
                                                                                            ------------
              GENERAL MERCHANDISE STORES (0.6%)
     513,700  Fred's, Inc. "A"                                                                     8,527
                                                                                            ------------
              HOTELS, RESORTS & CRUISE LINES (0.7%)
     457,990  La Quinta Holdings, Inc.*                                                            9,311
                                                                                            ------------
              HOUSEHOLD APPLIANCES (1.4%)
     224,580  Helen of Troy Ltd.*                                                                 16,893
      53,330  iRobot Corp.*                                                                        1,682
      48,840  SodaStream International Ltd.*                                                         882
                                                                                            ------------
                                                                                                  19,457
                                                                                            ------------
              INTERNET RETAIL (0.7%)
     988,000  Orbitz Worldwide, Inc.*                                                              9,119
      15,400  Zulily, Inc. "A"*                                                                      285
                                                                                            ------------
                                                                                                   9,404
                                                                                            ------------
              LEISURE PRODUCTS (0.4%)
     228,500  Black Diamond, Inc.*                                                                 1,453
      28,600  Brunswick Corp.                                                                      1,553
     179,800  Callaway Golf Co.                                                                    1,467
      14,400  Performance Sports Group Ltd.*                                                         266
                                                                                            ------------
                                                                                                   4,739
                                                                                            ------------
              MOVIES & ENTERTAINMENT (0.3%)
     105,979  IMAX Corp.*                                                                          3,532
       9,285  Rentrak Corp.*                                                                         715
                                                                                            ------------
                                                                                                   4,247
                                                                                            ------------
              PUBLISHING (0.6%)
     218,970  Scholastic Corp.                                                                     8,054
                                                                                            ------------

              RESTAURANTS (0.6%)
      30,200  BJ's Restaurants, Inc.*                                                              1,338
      21,450  Brinker International, Inc.                                                          1,253
      12,200  Buffalo Wild Wings, Inc.*                                                            2,175
      54,100  Del Frisco's Restaurant Group, Inc.                                                  1,073
      37,500  Fiesta Restaurant Group, Inc.                                                        2,215
      16,300  Jamba, Inc.*                                                                           268
       6,600  Zoe's Kitchen, Inc.*                                                                   204
                                                                                            ------------
                                                                                                   8,526
                                                                                            ------------
              SPECIALIZED CONSUMER SERVICES (0.8%)
     245,000  Sotheby's                                                                           10,425
                                                                                            ------------

================================================================================

12  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              SPECIALTY STORES (1.1%)
      58,943  Five Below, Inc.*                                                             $      1,964
      24,899  Hibbett Sports, Inc.*                                                                1,171
     115,639  MarineMax, Inc.*                                                                     2,950
   1,152,000  Office Depot, Inc.*                                                                  8,755
                                                                                            ------------
                                                                                                  14,840
                                                                                            ------------
              Total Consumer Discretionary                                                       186,428
                                                                                            ------------
              CONSUMER STAPLES (3.1%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.7%)
     571,000  Darling Ingredients, Inc.*                                                           9,696
                                                                                            ------------
              DISTILLERS & VINTNERS (0.5%)
   1,772,717  C&C Group plc(a)                                                                     6,914
                                                                                            ------------
              FOOD RETAIL (0.6%)
      83,508  Casey's General Stores, Inc.                                                         7,624
      24,400  Natural Grocers by Vitamin Cottage, Inc.                                               752
                                                                                            ------------
                                                                                                   8,376
                                                                                            ------------
              HYPERMARKETS & SUPER CENTERS (0.2%)
      24,000  PriceSmart, Inc.                                                                     1,963
                                                                                            ------------
              PACKAGED FOODS & MEAT (1.1%)
     136,541  Boulder Brands, Inc.*                                                                1,370
     294,737  Cranswick plc(a)                                                                     5,811
       4,000  Diamond Foods, Inc.*                                                                    98
     177,110  Post Holdings, Inc.                                                                  8,368
                                                                                            ------------
                                                                                                  15,647
                                                                                            ------------
              Total Consumer Staples                                                              42,596
                                                                                            ------------
              ENERGY (4.1%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (1.2%)
     301,300  Enservco Corp.*                                                                        494
     231,579  Era Group, Inc.*                                                                     5,215
     161,710  Forum Energy Technologies, Inc.                                                      2,499
     112,433  Key Energy Services, Inc.*                                                             189
     104,979  SEACOR Holdings, Inc.*                                                               7,553
      11,870  Superior Energy Services, Inc.                                                         237
                                                                                            ------------
                                                                                                  16,187
                                                                                            ------------
              OIL & GAS EXPLORATION & PRODUCTION (1.2%)
     328,000  Bonanza Creek Energy, Inc.                                                           8,554
     293,800  RSP Permian, Inc.*                                                                   7,874
                                                                                            ------------
                                                                                                  16,428
                                                                                            ------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              OIL & GAS REFINING & MARKETING (0.8%)
     333,950  Delek US Holdings, Inc.                                                       $     10,302
                                                                                            ------------
              OIL & GAS STORAGE & TRANSPORTATION (0.9%)
     353,660  Dorian LPG Ltd.*                                                                     3,986
   1,128,200  Scorpio Tankers, Inc.                                                                8,879
                                                                                            ------------
                                                                                                  12,865
                                                                                            ------------
              Total Energy                                                                        55,782
                                                                                            ------------
              FINANCIALS (15.6%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
      17,320  Affiliated Managers Group, Inc.*                                                     3,560
     257,886  Harris & Harris Group, Inc.*                                                           789
     166,888  Safeguard Scientifics, Inc.*                                                         3,059
     278,117  Solar Capital Ltd.                                                                   5,139
                                                                                            ------------
                                                                                                  12,547
                                                                                            ------------
              CONSUMER FINANCE (0.4%)
     385,000  Green Dot Corp. "A"*                                                                 5,871
                                                                                            ------------
              LIFE & HEALTH INSURANCE (0.7%)
     188,000  Primerica, Inc.                                                                      9,332
                                                                                            ------------
              PROPERTY & CASUALTY INSURANCE (1.0%)
     110,400  AMERISAFE, Inc.                                                                      4,493
     216,000  ProAssurance Corp.                                                                   9,584
                                                                                            ------------
                                                                                                  14,077
                                                                                            ------------
              REGIONAL BANKS (7.5%)
     356,000  BankUnited, Inc.                                                                     9,847
     554,000  BBCN Bancorp, Inc.                                                                   7,174
     417,000  Cathay General Bancorp                                                               9,962
     704,706  First Busey Corp.                                                                    4,341
     567,656  First Midwest Bancorp, Inc.                                                          8,742
     624,060  First Niagara Financial Group, Inc.                                                  5,067
     273,529  Flushing Financial Corp.                                                             4,951
     206,600  Hancock Holding Co.                                                                  5,394
     425,780  International Bancshares Corp.                                                       9,584
     236,490  MB Financial, Inc.                                                                   6,719
      29,146  Opus Bank                                                                              761
     665,000  TCF Financial Corp.                                                                  9,776
     620,800  Umpqua Holdings Corp.                                                                9,629
     357,000  Webster Financial Corp.                                                             10,899
                                                                                            ------------
                                                                                                 102,846
                                                                                            ------------

================================================================================

14  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              REINSURANCE (1.0%)
      91,400  Platinum Underwriters Holdings Ltd.                                           $      6,748
     534,000  Third Point Reinsurance Ltd.                                                         7,065
                                                                                            ------------
                                                                                                  13,813
                                                                                            ------------
              REITs - HOTEL & RESORT (0.9%)
     420,704  DiamondRock Hospitality Co.                                                          6,113
     490,000  Summit Hotel Properties, Inc.                                                        6,282
                                                                                            ------------
                                                                                                  12,395
                                                                                            ------------
              REITs - INDUSTRIAL (0.4%)
     175,300  STAG Industrial, Inc.                                                                4,593
                                                                                            ------------
              REITs - RESIDENTIAL (0.5%)
     187,666  Education Realty Trust, Inc.                                                         6,493
                                                                                            ------------
              SPECIALIZED FINANCE (1.2%)
     517,000  Aircastle Ltd.                                                                      10,371
     164,300  Atlas Air Worldwide Holdings, Inc.*                                                  7,426
                                                                                            ------------
                                                                                                  17,797
                                                                                            ------------
              THRIFTS & MORTGAGE FINANCE (1.1%)
     607,510  Home Loan Servicing Solution Ltd.                                                    7,327
     635,600  Northwest Bancshares, Inc.                                                           7,500
                                                                                            ------------
                                                                                                  14,827
                                                                                            ------------
              Total Financials                                                                   214,591
                                                                                            ------------
              HEALTH CARE (13.3%)
              -------------------
              BIOTECHNOLOGY (1.1%)
      25,010  Acceleron Pharma, Inc.*                                                                987
      87,040  Alkermes plc*                                                                        6,289
     177,830  AVEO Pharmaceuticals, Inc.*                                                            168
      43,620  Exact Sciences Corp.*                                                                1,187
      56,338  Harvard Apparatus Regenerative Technology Inc.*                                        183
     114,050  ImmunoGen, Inc.*                                                                       870
      20,500  Ironwood Pharmaceuticals, Inc.*                                                        319
     534,715  Nanosphere, Inc.*                                                                      131
      56,337  PTC Therapeutics, Inc.*                                                              3,094
      43,030  Sarepta Therapeutics, Inc.*                                                            516
      33,373  Zafgen, Inc.*                                                                        1,269
                                                                                            ------------
                                                                                                  15,013
                                                                                            ------------
              HEALTH CARE EQUIPMENT (2.5%)
      67,100  AtriCure, Inc.*                                                                      1,331
      37,300  Cardiovascular Systems, Inc.*                                                        1,272
      16,900  CONMED Corp.                                                                           805

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     121,612  Cutera, Inc.*                                                                 $      1,617
      99,466  Cynosure, Inc. "A"*                                                                  3,006
     146,445  Integra LifeSciences Holdings Corp.*                                                 8,160
     136,201  LeMaitre Vascular, Inc.                                                              1,077
     247,530  Rockwell Medical, Inc.*                                                              2,671
     151,100  STERIS Corp.                                                                         9,855
     187,989  Syneron Medical Ltd.*                                                                2,011
      78,229  Zeltiq Aesthetics, Inc.*                                                             2,520
                                                                                            ------------
                                                                                                  34,325
                                                                                            ------------
              HEALTH CARE FACILITIES (0.5%)
     124,700  AmSurg Corp.*                                                                        6,881
                                                                                            ------------
              HEALTH CARE SERVICES (0.2%)
      85,248  CorVel Corp.*                                                                        2,808
                                                                                            ------------
              HEALTH CARE SUPPLIES (2.7%)
     452,200  Haemonetics Corp.*                                                                  17,907
     127,200  ICU Medical, Inc.*                                                                  10,632
     147,600  STAAR Surgical Co.*                                                                    886
     104,188  Vascular Solutions, Inc.*                                                            2,840
      85,000  West Pharmaceutical Services, Inc.                                                   4,191
                                                                                            ------------
                                                                                                  36,456
                                                                                            ------------
              HEALTH CARE TECHNOLOGY (1.3%)
     493,266  Allscripts Healthcare Solutions, Inc.*                                               5,875
     248,800  MedAssets, Inc.*                                                                     4,605
     464,000  Quality Systems, Inc.                                                                7,559
                                                                                            ------------
                                                                                                  18,039
                                                                                            ------------
              LIFE SCIENCES TOOLS & SERVICES (2.0%)
      16,450  Bio-Rad Laboratories, Inc. "A"*                                                      1,883
     156,350  Bruker Corp.*                                                                        2,949
     225,400  Charles River Laboratories International, Inc.*                                     15,631
     225,352  Harvard Bioscience, Inc.*                                                            1,174
      99,300  ICON plc*                                                                            5,601
     136,906  NeoGenomics, Inc.*                                                                     552
                                                                                            ------------
                                                                                                  27,790
                                                                                            ------------
              MANAGED HEALTH CARE (1.4%)
     167,010  Magellan Health Services, Inc.*                                                     10,040
     130,980  WellCare Health Plans, Inc.*                                                         9,542
                                                                                            ------------
                                                                                                  19,582
                                                                                            ------------
              PHARMACEUTICALS (1.6%)
     306,070  AcelRx Pharmaceuticals, Inc.*                                                        2,051
     869,823  Durect Corp.*                                                                          818
      97,900  Medicines Co.*                                                                       2,807
     270,600  Nektar Therapeutics*                                                                 3,961

================================================================================

16  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     184,700  Phibro Animal Health Corp. "A"                                                $      5,048
     286,550  Sucampo Pharmaceuticals, Inc. "A"*                                                   4,315
      76,191  Tetraphase Pharmaceuticals, Inc.*                                                    2,770
                                                                                            ------------
                                                                                                  21,770
                                                                                            ------------
              Total Health Care                                                                  182,664
                                                                                            ------------
              INDUSTRIALS (18.3%)
              -------------------
              AEROSPACE & DEFENSE (2.2%)
     241,088  Cubic Corp.                                                                         12,606
     591,000  Exelis, Inc.                                                                        10,112
      98,476  Taser International, Inc.*                                                           2,660
      76,995  Triumph Group, Inc.                                                                  4,393
                                                                                            ------------
                                                                                                  29,771
                                                                                            ------------
              AIR FREIGHT & LOGISTICS (0.5%)
      17,900  Echo Global Logistics, Inc.*                                                           473
     534,300  UTi Worldwide, Inc.*                                                                 6,342
                                                                                            ------------
                                                                                                   6,815
                                                                                            ------------
              AIRLINES (0.0%)
      27,500  Hawaiian Holdings, Inc.*                                                               535
                                                                                            ------------
              CONSTRUCTION & ENGINEERING (0.1%)
     108,750  Comfort Systems USA, Inc.                                                            1,810
      16,600  Primoris Services Corp.                                                                312
                                                                                            ------------
                                                                                                   2,122
                                                                                            ------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
     209,907  Douglas Dynamics, Inc.                                                               4,238
                                                                                            ------------
              DIVERSIFIED SUPPORT SERVICES (1.9%)
     219,600  G & K Services, Inc. "A"                                                            15,394
     192,821  Matthews International Corp. "A"                                                     8,933
      34,200  Mobile Mini, Inc.                                                                    1,242
                                                                                            ------------
                                                                                                  25,569
                                                                                            ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.1%)
     171,000  EnerSys                                                                              9,983
     220,960  Generac Holdings, Inc.*                                                              9,665
     141,880  Regal-Beloit Corp.                                                                   9,768
                                                                                            ------------
                                                                                                  29,416
                                                                                            ------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.8%)
     193,100  Ceco Environmental Corp.                                                             2,649
      16,851  Hudson Technologies, Inc.*                                                              57
     382,667  SP Plus Corp.*                                                                       8,541
                                                                                            ------------
                                                                                                  11,247
                                                                                            ------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HEAVY ELECTRICAL EQUIPMENT (0.3%)
      86,826  Power Solutions International, Inc.*                                          $      3,839
                                                                                            ------------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
      31,628  Paylocity Holding Corp.*                                                               745
                                                                                            ------------
              INDUSTRIAL MACHINERY (4.3%)
     350,000  Actuant Corp. "A"                                                                    8,088
     313,699  Albany International Corp. "A"                                                      10,707
         640  ARC Group Worldwide, Inc.*                                                               5
     214,897  ESCO Technologies, Inc.                                                              7,741
      59,500  John Bean Technologies Corp.                                                         1,796
      85,929  Kennametal, Inc.                                                                     2,700
     271,700  Luxfer Holdings plc ADR                                                              3,657
     470,200  Mueller Industries, Inc.                                                            14,760
      17,300  Proto Labs, Inc.*                                                                    1,114
      47,314  RBC Bearings, Inc.                                                                   2,746
      75,579  Tennant Co.                                                                          4,928
                                                                                            ------------
                                                                                                  58,242
                                                                                            ------------
              OFFICE SERVICES & SUPPLIES (1.8%)
     941,900  ACCO Brands Corp.*                                                                   7,460
     290,200  Steelcase, Inc. "A"                                                                  4,899
     290,900  United Stationers, Inc.                                                             11,726
                                                                                            ------------
                                                                                                  24,085
                                                                                            ------------
              RAILROADS (0.1%)
      14,300  Genesee & Wyoming, Inc. "A"*                                                         1,179
                                                                                            ------------
              RESEARCH & CONSULTING SERVICES (1.2%)
      71,600  Advisory Board Co.*                                                                  3,357
      13,297  Exponent, Inc.                                                                       1,066
     172,840  FTI Consulting, Inc.*                                                                7,029
     258,462  Mistras Group, Inc.*                                                                 5,195
                                                                                            ------------
                                                                                                  16,647
                                                                                            ------------
              SECURITY & ALARM SERVICES (0.5%)
     294,000  Brink's Co.                                                                          6,588
                                                                                            ------------
              TRADING COMPANIES & DISTRIBUTORS (1.9%)
     335,000  Beacon Roofing Supply, Inc.*                                                         7,936
      42,286  DXP Enterprises, Inc.*                                                               1,735
     194,200  GATX Corp.                                                                          11,098
      81,213  Kaman Corp.                                                                          3,088
     137,620  Titan Machinery, Inc.*                                                               1,945
                                                                                            ------------
                                                                                                  25,802
                                                                                            ------------

================================================================================

18  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              TRUCKING (0.2%)
      90,799  Celadon Group, Inc.                                                           $      2,164
                                                                                            ------------
              Total Industrials                                                                  249,004
                                                                                            ------------
              INFORMATION TECHNOLOGY (19.0%)
              ------------------------------
              APPLICATION SOFTWARE (2.9%)
      18,651  Aspen Technology, Inc.*                                                                659
      43,200  BroadSoft, Inc.*                                                                     1,162
      78,200  Cadence Design Systems, Inc.*                                                        1,407
       3,012  Digimarc Corp.                                                                          81
     451,990  Mentor Graphics Corp.                                                               10,400
      87,675  Monotype Imaging Holdings, Inc.                                                      2,572
      81,600  PROS Holdings, Inc.*                                                                 1,982
      68,500  PTC, Inc.*                                                                           2,289
      57,600  Qlik Technologies, Inc.*                                                             1,636
      21,800  Synchronoss Technologies, Inc.*                                                        926
     933,450  TiVo, Inc.*                                                                          9,764
      12,150  Tyler Technologies, Inc.*                                                            1,289
      18,052  Ultimate Software Group, Inc.*                                                       2,672
      76,390  Upland Software, Inc.*                                                                 606
      39,900  Verint Systems, Inc.*                                                                2,130
                                                                                            ------------
                                                                                                  39,575
                                                                                            ------------
              COMMUNICATIONS EQUIPMENT (2.3%)
     322,445  ADTRAN, Inc.                                                                         7,129
      86,800  Aruba Networks, Inc.*                                                                1,439
     142,300  Finisar Corp.*                                                                       2,581
     792,000  JDS Uniphase Corp.*                                                                  9,623
     179,372  RADWARE Ltd.*                                                                        3,451
     131,100  Riverbed Technology, Inc.*                                                           2,698
     259,850  Ruckus Wireless, Inc.                                                                2,752
     264,100  ShoreTel, Inc.*                                                                      1,870
      12,084  Ubiquiti Networks, Inc.                                                                318
                                                                                            ------------
                                                                                                  31,861
                                                                                            ------------
              DATA PROCESSING & OUTSOURCED SERVICES (2.1%)
     273,000  Cardtronics, Inc.*                                                                   9,175
      50,845  Euronet Worldwide, Inc.*                                                             2,308
     464,000  EVERTEC, Inc.                                                                        9,308
     242,981  Global Cash Access Holdings, Inc.*                                                   1,606
     111,424  MAXIMUS, Inc.                                                                        6,209
      22,018  WNS Holdings Ltd. ADR*                                                                 495
                                                                                            ------------
                                                                                                  29,101
                                                                                            ------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              ELECTRONIC COMPONENTS (1.8%)
     267,190  Belden, Inc.                                                                  $     22,161
      45,700  II-VI, Inc.*                                                                           785
      92,550  InvenSense, Inc.                                                                     1,367
                                                                                            ------------
                                                                                                  24,313
                                                                                            ------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
      98,130  Coherent, Inc.*                                                                      6,072
       8,500  FEI Co.                                                                                699
      24,070  OSI Systems, Inc.*                                                                   1,684
      26,886  RealD, Inc.*                                                                           292
                                                                                            ------------
                                                                                                   8,747
                                                                                            ------------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
      12,250  IPG Photonics Corp.*                                                                   915
                                                                                            ------------
              INTERNET SOFTWARE & SERVICES (1.6%)
     182,437  Aerohive Networks, Inc.*                                                               724
      65,462  Constant Contact, Inc.*                                                              2,476
      12,400  Cornerstone OnDemand, Inc.*                                                            409
      15,294  CoStar Group, Inc.*                                                                  2,822
       6,100  Demandware, Inc.*                                                                      327
     142,173  E2open, Inc.*                                                                          837
      66,000  GTT Communications, Inc.*                                                              760
      39,600  HomeAway, Inc.*                                                                      1,009
     303,200  LivePerson, Inc.*                                                                    3,244
     106,100  Pandora Media, Inc.*                                                                 1,761
     199,000  Perficient, Inc.*                                                                    3,582
      66,001  SPS Commerce, Inc.*                                                                  3,914
       8,747  Textura Corp.*                                                                         218
                                                                                            ------------
                                                                                                  22,083
                                                                                            ------------
              IT CONSULTING & OTHER SERVICES (0.9%)
      20,700  EPAM Systems, Inc.                                                                   1,013
     218,009  Forrester Research, Inc.                                                             8,227
      74,633  Virtusa Corp.*                                                                       2,796
                                                                                            ------------
                                                                                                  12,036
                                                                                            ------------
              SEMICONDUCTOR EQUIPMENT (0.4%)
     241,243  Brooks Automation, Inc.                                                              3,115
      84,484  Rudolph Technologies, Inc.*                                                            847
     109,000  Teradyne, Inc.                                                                       1,973
                                                                                            ------------
                                                                                                   5,935
                                                                                            ------------
              SEMICONDUCTORS (2.1%)
      74,011  Ceva, Inc.*                                                                          1,355
     483,940  Entropic Communications, Inc.*                                                       1,253

================================================================================

20  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      83,100  Inphi Corp.*                                                                  $      1,629
      36,100  Intersil Corp. "A"                                                                     517
      60,200  Mellanox Technologies Ltd.*                                                          2,650
     436,681  Micrel, Inc.                                                                         6,144
     399,150  Microsemi Corp.*                                                                    11,120
      27,250  Monolithic Power Systems, Inc.                                                       1,294
      68,300  Pericom Semiconductor Corp.*                                                           998
      30,000  Silicon Laboratories, Inc.*                                                          1,313
                                                                                            ------------
                                                                                                  28,273
                                                                                            ------------
              SYSTEMS SOFTWARE (1.8%)
     123,000  Allot Communications Ltd.*                                                           1,108
     389,920  AVG Technologies N.V.                                                                7,713
     135,054  Gigamon, Inc.*                                                                       2,486
      25,000  Imperva, Inc.*                                                                       1,044
     158,400  Infoblox, Inc.*                                                                      2,957
      46,114  Proofpoint, Inc.*                                                                    2,306
     101,200  Qualys, Inc.*                                                                        3,848
      37,200  Red Hat, Inc.*                                                                       2,373
                                                                                            ------------
                                                                                                  23,835
                                                                                            ------------
              TECHNOLOGY DISTRIBUTORS (0.6%)
     245,400  ScanSource, Inc.*                                                                    8,462
                                                                                            ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.8%)
     581,500  Diebold, Inc.                                                                       18,143
      10,000  Nimble Storage, Inc.*                                                                  224
       5,442  Stratasys Ltd.*                                                                        433
     150,000  Super Micro Computer, Inc.*                                                          5,485
                                                                                            ------------
                                                                                                  24,285
                                                                                            ------------
              Total Information Technology                                                       259,421
                                                                                            ------------
              MATERIALS (5.8%)
              ----------------
              ALUMINUM (0.7%)
       5,300  Century Aluminum Co.*                                                                  123
     137,000  Kaiser Aluminum Corp.                                                                9,495
                                                                                            ------------
                                                                                                   9,618
                                                                                            ------------
              COMMODITY CHEMICALS (1.0%)
     242,700  Cabot Corp.                                                                         10,293
     199,000  Koppers Holdings, Inc.                                                               3,614
                                                                                            ------------
                                                                                                  13,907
                                                                                            ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.9%)
     200,200  Scotts Miracle-Gro Co. "A"                                                          12,699
                                                                                            ------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              FOREST PRODUCTS (0.6%)
     121,230  Deltic Timber Corp.                                                           $      7,577
                                                                                            ------------
              METAL & GLASS CONTAINERS (0.4%)
     158,150  Greif, Inc. "A"                                                                      6,041
                                                                                            ------------
              PAPER PRODUCTS (0.2%)
      51,400  Schweitzer-Mauduit International, Inc.                                               1,997
                                                                                            ------------
              SPECIALTY CHEMICALS (2.0%)
     156,405  Innospec, Inc.                                                                       6,173
      96,400  Landec Corp.*                                                                        1,231
      71,100  OM Group, Inc.                                                                       1,991
      22,509  Quaker Chemical Corp.                                                                1,777
     166,474  Sensient Technologies Corp.                                                         10,155
     413,361  Zep, Inc.                                                                            6,622
                                                                                            ------------
                                                                                                  27,949
                                                                                            ------------
              Total Materials                                                                     79,788
                                                                                            ------------
              TELECOMMUNICATION SERVICES (0.7%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.7%)
     402,500  Telephone & Data Systems, Inc.                                                       9,358
                                                                                            ------------
              UTILITIES (1.3%)
              ----------------
              GAS UTILITIES (1.3%)
     122,000  Laclede Group, Inc.                                                                  6,559
      79,550  New Jersey Resources Corp.                                                           5,082
     119,300  WGL Holdings, Inc.                                                                   6,740
                                                                                            ------------
                                                                                                  18,381
                                                                                            ------------
              Total Utilities                                                                     18,381
                                                                                            ------------
              Total Common Stocks (cost: $1,056,658)                                           1,298,013
                                                                                            ------------
              RIGHTS (0.0%)

              HEALTH CARE (0.0%)
              ------------------
              BIOTECHNOLOGY (0.0%)
      73,000  Prosensa Holdings N.V., acquired 1/15/2015; cost $0*(a),(b)                             73
                                                                                            ------------
              PHARMACEUTICALS (0.0%)
     133,709  NuPathe, Inc., acquired 2/19/2014; cost $80*(a),(b)                                     80
                                                                                            ------------
              Total Health Care                                                                      153
                                                                                            ------------
              Total Rights (cost: $80)                                                               153
                                                                                            ------------
              Total Equity Securities (cost: $1,056,738)                                       1,298,166
                                                                                            ------------

================================================================================

22  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (5.7%)

              MONEY MARKET FUNDS (5.7%)
  77,041,952  State Street Institutional Liquid Reserves
                Fund Premier Class, 0.09%(c) (cost: $77,042)                                $     77,042
                                                                                            ------------

              TOTAL INVESTMENTS (COST: $1,133,780)                                          $  1,375,208
                                                                                            ============
--------------------------------------------------------------------------------------------------------
($ in 000s)                                             VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                                   IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS              INPUTS          INPUTS           TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $ 1,285,288             $ 12,725         $     -      $1,298,013
  Rights                                          -                    -             153             153
Money Market Instruments:
  Money Market Funds                         77,042                    -               -          77,042
--------------------------------------------------------------------------------------------------------
Total                                   $ 1,362,330             $ 12,725         $   153      $1,375,208
--------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                                  RIGHTS
--------------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                                                         $ 80
Purchases                                                                                              -
Sales                                                                                                  -
Transfers into Level 3                                                                                 -
Transfers out of Level 3                                                                               -
Net realized gain (loss) on investments                                                                -
Change in net unrealized appreciation/depreciation of investments                                     73
--------------------------------------------------------------------------------------------------------
Balance as of January 31, 2015                                                                      $153
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through January 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

     ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT - Real estate investment trust

o   SPECIFIC NOTES

    (a) Security was fair valued at January 31, 2015, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees (the Board). The total value of all such securities was $12,878,000, which represented 0.9% of the Fund's net assets.

    (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these

================================================================================

24  | USAA SMALL CAP STOCK FUND

================================================================================

        securities at January 31, 2015, was $153,000, which represented less than 0.1% of the Fund's net assets.

    (c) Rate represents the money market fund annualized seven-day yield at January 31, 2015.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,133,780)                            $1,375,208
   Receivables:
       Capital shares sold                                                                           677
       Dividends and interest                                                                        446
       Securities sold                                                                             7,219
                                                                                              ----------
           Total assets                                                                        1,383,550
                                                                                              ----------
LIABILITIES
   Payables:
       Securities purchased                                                                       13,422
       Capital shares redeemed                                                                       465
   Accrued management fees                                                                           887
   Accrued transfer agent's fees                                                                      52
   Other accrued expenses and payables                                                                60
                                                                                              ----------
           Total liabilities                                                                      14,886
                                                                                              ----------
              Net assets applicable to capital shares outstanding                             $1,368,664
                                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                            $1,103,082
   Accumulated overdistribution of net investment income                                            (589)
   Accumulated net realized gain on investments                                                   24,743
   Net unrealized appreciation of investments                                                    241,428
                                                                                              ----------
              Net assets applicable to capital shares outstanding                             $1,368,664
                                                                                              ==========
  Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $735,995/44,188
          shares outstanding)                                                                 $    16.66
                                                                                              ==========
       Institutional Shares (net assets of $632,669/37,752
          shares outstanding)                                                                 $    16.76
                                                                                              ==========

See accompanying notes to financial statements.

================================================================================

26  | USAA SMALL CAP STOCK FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $2)                                               $ 9,134
   Interest                                                                                           24
                                                                                                 -------
       Total income                                                                                9,158
                                                                                                 -------
EXPENSES
   Management fees                                                                                 5,269
   Administration and servicing fees:
       Fund Shares                                                                                   555
       Institutional Shares                                                                          332
   Transfer agent's fees:
       Fund Shares                                                                                   777
       Institutional Shares                                                                          332
   Custody and accounting fees:
       Fund Shares                                                                                    58
       Institutional Shares                                                                           49
   Postage:
       Fund Shares                                                                                    28
       Institutional Shares                                                                           29
   Shareholder reporting fees:
       Fund Shares                                                                                    15
       Institutional Shares                                                                           10
   Trustees' fees                                                                                     12
   Registration fees:
       Fund Shares                                                                                    11
       Institutional Shares                                                                           12
   Professional fees                                                                                  49
   Other                                                                                              13
                                                                                                 -------
            Total expenses                                                                         7,551
   Expenses paid indirectly:
       Fund Shares                                                                                   (12)
       Institutional Shares                                                                          (11)
                                                                                                 -------
            Net expenses                                                                           7,528
                                                                                                 -------
NET INVESTMENT INCOME                                                                              1,630
                                                                                                 -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                                                39,029
       Foreign currency transactions                                                                  (6)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                                                (1,663)
       Foreign currency translations                                                                   2
                                                                                                 -------
            Net realized and unrealized gain                                                      37,362
                                                                                                 -------
   Increase in net assets resulting from operations                                              $38,992
                                                                                                 =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited), and year ended July 31,
2014

--------------------------------------------------------------------------------------------------------
                                                                              1/31/2015        7/31/2014
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                      $    1,630      $      608
   Net realized gain on investments                                               39,029         169,910
   Net realized gain (loss) on foreign currency transactions                          (6)              1
   Change in net unrealized appreciation/depreciation of:
       Investments                                                                (1,663)        (57,982)
       Foreign currency translations                                                   2              (2)
                                                                              --------------------------
   Increase in net assets resulting from operations                               38,992         112,535
                                                                              --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                                (1,091)              -
       Institutional Shares                                                       (1,768)              -
                                                                              --------------------------
            Total distributions of net investment income                          (2,859)              -
                                                                              --------------------------
   Net realized gains:
       Fund Shares                                                               (78,944)        (61,696)
       Institutional Shares                                                      (67,334)        (58,891)
                                                                              --------------------------
            Total distributions of net realized gains                           (146,278)       (120,587)
                                                                              --------------------------
   Distributions to shareholders                                                (149,137)       (120,587)
                                                                              --------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                                    85,584          70,070
   Institutional Shares                                                           21,562          62,801
                                                                              --------------------------
       Total net increase in net assets from
            capital share transactions                                           107,146         132,871
                                                                              --------------------------
   Net increase (decrease) in net assets                                          (2,999)        124,819

NET ASSETS
   Beginning of period                                                         1,371,663       1,246,844
                                                                              --------------------------
   End of period                                                              $1,368,664      $1,371,663
                                                                              ==========================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of period                                                              $     (589)     $      640
                                                                              ==========================

See accompanying notes to financial statements.

================================================================================

28  | USAA SMALL CAP STOCK FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term growth of capital.

The Fund consists of two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund

================================================================================

30  | USAA SMALL CAP STOCK FUND

================================================================================

        is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and

================================================================================

32  | USAA SMALL CAP STOCK FUND

================================================================================

    market-corroborated inputs such as market indices. Level 2 securities include certain common stocks which are valued based on methods discussed in
    Note 1A2.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by using inputs such as the last quoted price of the discounted underlying security. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period

================================================================================

34  | USAA SMALL CAP STOCK FUND

================================================================================

    ended January 31, 2015, brokerage commission recapture credits reduced the expenses of the Fund Shares and Institutional Shares by $12,000 and $11,000, respectively. For the six-month period ended January 31, 2015, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2015, the Fund paid CAPCO facility fees of $4,000, which represents 2.0% of the total fees paid to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2015, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2015, were $258,563,000 and $305,791,000, respectively.

================================================================================

36  | USAA SMALL CAP STOCK FUND

================================================================================

As of January 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2015, were $305,896,000 and $64,468,000, respectively, resulting in net unrealized appreciation of $241,428,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                    SIX-MONTH
                                                  PERIOD ENDED                         YEAR ENDED
                                                JANUARY 31, 2015                     JULY 31, 2014
--------------------------------------------------------------------------------------------------------
                                             SHARES          AMOUNT              SHARES          AMOUNT
                                            ------------------------------------------------------------
FUND SHARES:
Shares sold                                   3,748        $  66,994              7,344        $ 137,854
Shares issued from
 reinvested dividends                         4,675           79,158              3,330           61,135
Shares redeemed                              (3,370)         (60,568)            (6,854)        (128,919)
                                            ------------------------------------------------------------
Net increase from capital
 share transactions                           5,053        $  85,584              3,820        $  70,070
                                            ============================================================
INSTITUTIONAL SHARES:
Shares sold                                   3,263        $  59,446              5,415        $ 101,367
Shares issued from
 reinvested dividends                         4,048           69,079              3,191           58,888
Shares redeemed                              (5,844)        (106,963)            (5,122)         (97,454)
                                            ------------------------------------------------------------
Net increase from capital
 share transactions                           1,467        $  21,562              3,484        $  62,801
                                            ============================================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Small-Cap Core Funds Index over the performance period. The Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                             ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                          (IN BASIS POINTS)(1)
-----------------------------------------------------------------------
+/- 100 to 400                                +/- 4
+/- 401 to 700                                +/- 5
+/- 701 and greater                           +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

38  | USAA SMALL CAP STOCK FUND

================================================================================

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $5,269,000. There was no performance adjustment for the Fund Shares and Institutional Shares.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management), Cambiar Investors (Cambiar), and Granahan Investment Management, Inc. (GIMI), under which Wellington Management, Cambiar, and GIMI direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.70% of the Fund's average net assets for the first $300 million in assets that Wellington Management manages, plus 0.65% of the Fund's average net assets over $300 million that Wellington Management manages. For the six-month period ended January 31, 2015, the Manager incurred subadvisory fees, paid or payable to Wellington Management of $1,956,000.

    The Manager (not the Fund) pays Cambiar a subadvisory fee in the annual amount of 0.67% of the Fund's average net assets for the first $300 million in assets that Cambiar manages, plus 0.65% of the Fund's

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    average net assets over $300 million that Cambiar manages. For the six-month period ended January 31, 2015, the Manager incurred subadvisory fees, paid or payable to Cambiar of $1,700,000.

    The Manager (not the Fund) pays GIMI a subadvisory fee in the annual amount of 0.55% of the Fund's average net assets for the first $300 million in assets that GIMI manages, plus 0.52% of the Fund's average net assets over $300 million that GIMI manages. For the six-month period ended January 31, 2015, the Manager incurred subadvisory fees, paid or payable to GIMI of $858,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2015, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $555,000 and $332,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2015, the Fund reimbursed the Manager $22,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets,

================================================================================

40  | USAA SMALL CAP STOCK FUND

================================================================================

    plus out-of-pocket expenses. For the six-month period ended January 31, 2015, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $777,000 and $332,000, respectively.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                     0.1

USAA Cornerstone Equity Fund                                           0.5

USAA Target Retirement Income Fund                                     0.7

USAA Target Retirement 2020 Fund                                       1.7

USAA Target Retirement 2030 Fund                                       4.2

USAA Target Retirement 2040 Fund                                       5.2

USAA Target Retirement 2050 Fund                                       3.0

USAA Target Retirement 2060 Fund                                       0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                   PERIOD ENDED
                                    JANUARY 31,                      YEAR ENDED JULY 31,
                                  ----------------------------------------------------------------------
                                       2015        2014         2013         2012        2011       2010
                                  ----------------------------------------------------------------------
Net asset value at beginning
 of period                        $   18.14    $  18.27     $  14.15     $  14.17    $  11.41   $   9.49
                                  ----------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income (loss)           .01        (.01)         .05          .02         .02        .00(a)
 Net realized and unrealized
  gain (loss)                           .53        1.62         4.39         (.03)       2.76       1.92
                                  ----------------------------------------------------------------------
Total from investment
 operations                             .54        1.61         4.44         (.01)       2.78       1.92
                                  ----------------------------------------------------------------------
Less distributions from:
 Net investment income                 (.02)          -         (.04)        (.01)       (.02)         -
 Realized capital gains               (2.00)      (1.74)        (.28)           -           -          -
                                  ----------------------------------------------------------------------
Total distributions                   (2.02)      (1.74)        (.32)        (.01)       (.02)         -
                                  ----------------------------------------------------------------------
Net asset value at end
 of period                        $   16.66    $  18.14     $  18.27      $ 14.15    $  14.17   $  11.41
                                  ======================================================================
Total return (%)*                      2.82        8.68        31.94         (.10)      24.38      20.23(b)
Net assets at end of
 period (000)                     $ 735,995    $709,753     $645,220     $751,742    $700,636   $542,547
Ratios to average net assets:**
 Expenses (%)(c)                       1.15(e)     1.14         1.25         1.28(d)     1.26(d)    1.32(b),(d)
 Net investment income (loss) (%)       .16(e)     (.03)         .03          .16         .15       (.01)
Portfolio turnover (%)                   19          45           55           84(f)       41         36

  *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 **  For the six-month period ended January 31, 2015, average net assets were
     $734,146,000.
(a)  Represents less than $0.01 per share.
(b)  During the year ended July 31, 2010, SAS reimbursed the Fund Shares $47,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares'
     total return was less than 0.01%. The reimbursement decreased the Fund
     Shares' expense ratio by 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(c)  Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       (.00%)(+)     (.01%)     (.00%)(+)    (.00%)(+)   (.00%)(+)  (.00%)(+)
     (+)Represents less than 0.01% of average net assets.
(d)  Prior to December 1, 2011, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 1.40% of the Fund Shares' average net assets.
(e)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f)  Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.

================================================================================

42  | USAA SMALL CAP STOCK FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                   PERIOD ENDED
                                    JANUARY 31,                      YEAR ENDED JULY 31,
                                  ----------------------------------------------------------------------
                                      2015         2014         2013         2012        2011       2010
                                  ----------------------------------------------------------------------
Net asset value at beginning
 of period                        $  18.24     $  18.34     $  14.24     $  14.23    $  11.46    $  9.50
                                  ----------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                 .03          .03          .04(a)       .06         .06        .03
 Net realized and
  unrealized gain                      .54         1.61         4.46(a)       .00(b)     2.78       1.93
                                  ----------------------------------------------------------------------
Total from investment
 operations                            .57         1.64         4.50(a)       .06        2.84       1.96
                                  ----------------------------------------------------------------------
Less distributions from:
 Net investment income                (.05)           -         (.12)        (.05)       (.07)         -
 Realized capital gains              (2.00)       (1.74)        (.28)           -           -          -
                                  ----------------------------------------------------------------------
Total distributions                  (2.05)       (1.74)        (.40)        (.05)       (.07)         -
                                  ----------------------------------------------------------------------
Net asset value at end
 of period                        $  16.76     $  18.24     $  18.34     $  14.24    $  14.23    $ 11.46
                                  ======================================================================
Total return (%)*                     2.91         8.81        32.31          .48       24.81      20.63
Net assets at end
 of period (000)                  $632,669     $661,910     $601,624     $190,828    $137,441    $78,498
Ratios to average net assets:**
 Expenses (%)(c)                       .99(e)       .99         1.00          .99         .88(d)     .89(d)
 Net investment income (%)             .31(e)       .12          .23          .47         .51        .38
Portfolio turnover (%)                  19           45           55           84(f)       41         36

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were $659,295,000.
(a)  Calculated using average shares.
(b)  Represents less than $0.01 per share.
(c) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.91% of the Institutional Shares' average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

EXPENSE EXAMPLE

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2014, through January 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

44  | USAA SMALL CAP STOCK FUND

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                          BEGINNING               ENDING               DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2014 -
                                        AUGUST 1, 2014       JANUARY 31, 2015         JANUARY 31, 2015
                                       -----------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00              $1,028.20                   $5.83

Hypothetical
(5% return before expenses)                1,000.00               1,019.46                    5.80

INSTITUTIONAL SHARES
Actual                                     1,000.00               1,029.10                    5.06

Hypothetical
(5% return before expenses)                1,000.00               1,020.21                    5.04

* Expenses are equal to the annualized expense ratio of 1.15% for Fund Shares and 0.99% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.82% for Fund Shares and 2.91% for Institutional Shares for the six-month period of August 1, 2014, through January 31, 2015.

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================
TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       One Lincoln Street
                                       Boston, Massachusetts 02111
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA        We know what it means to serve.(R)

   =============================================================================
   40053-0315                                (C)2015, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2015

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/30/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/30/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.